Vessels, net, Right of Use Assets under Finance Leases (Details) - M/V Charlie [Member] $ in Thousands		12 Months Ended
	Mar. 21, 2025 USD ($) Payment t $ / d	Dec. 31, 2025
Vessels, net [Abstract]
Year built	2020	2020
Dwt | t	63,668
Number of advance payments | Payment	2
Advance to be paid upon signing of purchase agreement	$ 2,750
Advance to be paid upon delivery of vessel	$ 2,750
Bareboat hire rate per day | $ / d	7.5
Term of bareboat charter	3 years
Purchase price of vessel	$ 18,000
Advance payments	5,500
Lease and initial direct costs	$ 903